AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
       International Growth * International Discovery * Emerging Markets

                        SUPPLEMENT DATED JANUARY 15, 1998
                       Prospectus dated September 15, 1997

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AT THE END OF THE SECTION "INVESTING IN FOREIGN SECURITIES GENERALLY" FOUND ON PAGE 10 OF THE INVESTOR CLASS AND INSTITUTIONAL CLASS PROSPECTUSES AND PAGE 11 OF THE ADVISOR CLASS PROSPECTUS.

    OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely resulting in a loss to the fund. While the funds intend to invest directly in Russian companies which utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AFTER THE SECTION "REPURCHASE AGREEMENTS" FOUND ON PAGE 13 OF THE INVESTOR CLASS AND INSTITUTIONAL CLASS PROSPECTUSES AND PAGE 14 OF THE ADVISOR CLASS PROSPECTUS.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contractholder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash of high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AFTER THE SECTION "RULE 144A SECURITIES" FOUND ON PAGE 14 OF THE INVESTOR CLASS AND INSTITUTIONAL CLASS PROSPECTUSES AND PAGE 15 OF THE ADVISOR CLASS PROSPECTUS.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORY

    The funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    International Growth will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. International Discovery and Emerging Markets will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 24 OF THE INVESTOR CLASS PROSPECTUS, PAGE 22 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 19 OF THE ADVISOR CLASS PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 28 OF THE INVESTOR CLASS PROSPECTUS, PAGE 26 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 23 OF THE ADVISOR CLASS PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

THE FOLLOWING DISCLOSURE REPLACES THE FIRST SENTENCE UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 28 OF THE INVESTOR CLASS PROSPECTUS, PAGE 26 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 23 OF THE ADVISOR CLASS PROSPECTUS.

    The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE  FOLLOWING  DISCLOSURE  SHOULD BE INSERTED AS THE LAST  PARAGRAPH  UNDER THE
HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 28 OF THE INVESTOR CLASS PROSPECTUS, PAGE 26 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 23 OF THE ADVISOR CLASS PROSPECTUS.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11261 9801